Operating segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating segments
7.	Operating segments

(a)	Segment information

The	general descriptions by operating segments as of December 31, 2022 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and its accompanying work

Credit card	Sales of credit cards, cash services, card loan services, installment financing, lease and its accompanying work

Securities	Securities trading, consignment trading, underwriting and its accompanying work

Life insurance	Life insurance business and its accompanying work

Credit	Facility rental, new technology business financing, others and its accompanying work

Others	Business segments that do not belong to the above segments, such as real estate trust, investment advisory services, venture business investment and other remaining business

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2020, 2021 and 2022:

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,037,632	1,755,039	517,044	1,608,953	158,817	7,805	(202,590)	9,882,700
Net fees and commission income		822,408	483,486	544,183	162,284	21,346	347,004	2,222	2,382,933
Reversal of (provision for) allowance for credit loss		(690,084)	(483,883)	(111,796)	(12,236)	(63,429)	(22,522)	1,771	(1,382,179)
General and administrative expenses		(3,237,641)	(698,796)	(565,485)	(463,439)	(58,494)	(314,097)	125,479	(5,212,473)
Other income (expense), net		(130,488)	(169,304)	(11,348)	(727,530)	120,735	140,138	36,552	(741,245)
Operating income		2,801,827	886,542	372,598	568,032	178,975	158,328	(36,566)	4,929,736
Equity method income (loss)		(811)	—	37,760	(1,244)	32,133	(2,489)	94,184	159,533
Income tax expense		673,972	251,357	48,464	156,698	49,211	44,883	31,210	1,255,795

Profit for the year	~~W~~	1,999,002	703,305	154,531	457,116	160,583	112,992	(89,453)	3,498,076

Controlling interest	~~W~~	1,998,563	703,204	154,772	457,116	160,583	112,992	(172,635)	3,414,595
Non-controlling interests		439	101	(241)	—	—	—	83,182	83,481

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325
Net fees and commission income		818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997
Reversal of (provision for) allowance for credit loss		(364,291)	(442,668)	(80,134)	(21,760)	(34,064)	(35,421)	3,653	(974,685)
General and administrative expenses		(3,409,144)	(790,733)	(696,278)	(557,292)	(80,056)	(366,149)	156,564	(5,743,088)
Other income (expense), net		(305,508)	(179,695)	234,209	(660,416)	194,564	177,912	(235,519)	(774,453)
Operating income		3,477,648	1,020,773	576,886	551,579	340,935	260,545	(276,270)	5,952,096
Equity method income (loss)		25,401	(1,109)	65,341	(739)	29,644	16,201	23,861	158,600
Income tax expense		821,201	266,798	94,864	139,106	94,329	71,120	(16,382)	1,471,036

Profit for the year	~~W~~	2,417,880	771,757	320,662	391,637	274,855	205,880	(270,043)	4,112,628

Controlling interest	~~W~~	2,417,361	770,457	320,783	391,637	274,855	205,880	(361,719)	4,019,254
Non-controlling interests		519	1,300	(121)	—	—	—	91,676	93,374

	2022
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,358,526	1,798,005	428,420	1,648,339	260,011	154,722	(184,342)	12,463,681
Net fees and commission income		801,109	702,392	484,632	107,385	30,587	394,319	5,142	2,525,566
Reversal of (provision for) allowance for credit loss		(621,690)	(560,264)	546	(16,942)	(19,803)	(72,859)	(1,284)	(1,292,296)
General and administrative expenses		(3,761,767)	(777,496)	(690,539)	(499,228)	(80,320)	(401,604)	197,440	(6,013,514)
Other income (expense), net		(715,837)	(283,011)	(102,084)	(625,653)	158,560	87,985	(315,318)	(1,795,358)
Operating income		4,060,341	879,626	120,975	613,901	349,035	162,563	(298,362)	5,888,079
Equity method income (loss)		22,301	7,115	70,270	4,222	54,937	(735)	(36,413)	121,697
Income tax expense		1,030,445	227,769	145,301	134,644	98,468	35,006	(54,545)	1,617,088

Profit for the year	~~W~~	2,974,716	738,391	412,339	463,593	303,275	132,375	(292,526)	4,732,163

Controlling interest	~~W~~	2,973,996	735,204	412,496	463,593	303,275	132,375	(378,647)	4,642,292
Non-controlling interests		720	3,187	(157)	—	—	—	86,121	89,871

(c)	Interest gains and losses from segment external customers and cross-sector interest gains and losses for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,037,205	1,809,149	526,167	1,605,575	169,192	(54,902)	(209,686)	9,882,700
Internal transactions		427	(54,110)	(9,123)	3,378	(10,375)	62,707	7,096	—

	~~W~~	6,037,632	1,755,039	517,044	1,608,953	158,817	7,805	(202,590)	9,882,700

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,741,279	1,849,209	534,969	1,617,186	241,035	781	(215,134)	10,769,325
Internal transactions		(3,114)	(50,056)	(17,673)	3,080	(9,356)	68,210	8,909	—

	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325

	2022
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,366,892	1,857,351	442,554	1,644,953	269,230	73,068	(190,367)	12,463,681
Internal transactions		(8,366)	(59,346)	(14,134)	3,386	(9,219)	81,654	6,025	—

	~~W~~	8,358,526	1,798,005	428,420	1,648,339	260,011	154,722	(184,342)	12,463,681

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	859,225	531,394	553,308	173,865	22,381	242,760	—	2,382,933
Internal transactions		(36,817)	(47,908)	(9,125)	(11,581)	(1,035)	104,244	2,222	—

	~~W~~	822,408	483,486	544,183	162,284	21,346	347,004	2,222	2,382,933

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	863,879	681,129	615,414	181,345	27,351	305,879	—	2,674,997
Internal transactions		(45,453)	(46,413)	(13,621)	(10,564)	1,461	109,333	5,257	—

	~~W~~	818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997

	2022
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,888	734,900	496,097	121,229	26,737	301,715	—	2,525,566
Internal transactions		(43,779)	(32,508)	(11,465)	(13,844)	3,850	92,604	5,142	—

	~~W~~	801,109	702,392	484,632	107,385	30,587	394,319	5,142	2,525,566

(e)	Financial information of geographical area
The following table provides information of income from external consumers by geographical area for the years ended December 31, 2020, 2021 and 2022.

	2020		2021	2022
Domestic	~~W~~	4,436,252	5,404,278	5,047,406
Overseas		493,484	547,818	840,673

	~~W~~	4,929,736	5,952,096	5,888,079

The following table provides information of
non-current
assets by geographical area as of December 31, 2021 and 2022.

	2021		2022
Domestic	~~W~~	10,029,650	9,825,529
Overseas		336,687	356,512

	~~W~~	10,366,337	10,182,041

(*)	Non-current assets comprise property and equipment, intangible assets and investment properties.